FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade payables and other liabilities	€ 25,520
Lease obligations on right of use assets	4,271
Loans payable	3,495
Share appreciation rights liability	3,709
Other non-current liabilities	596
Total contractual obligations	€ 37,591
Percentage of appreciation in EURO currency	10.00%
Increase (decrease) in earnings before income tax due to appreciation in EURO currency	€ 786	€ (1,960)
2026
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade payables and other liabilities	25,520
Lease obligations on right of use assets	1,422
Loans payable	3,495
Share appreciation rights liability	315
Other non-current liabilities	4
Total contractual obligations	30,756
2027
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	1,441
Share appreciation rights liability	1,697
Other non-current liabilities	11
Total contractual obligations	3,149
2028
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	1,001
Share appreciation rights liability	1,697
Other non-current liabilities	53
Total contractual obligations	2,751
2029
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	289
Other non-current liabilities	10
Total contractual obligations	299
Thereafter
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	118
Other non-current liabilities	518
Total contractual obligations	€ 636